Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2018
Registrant Name	LORD ABBETT MUNICIPAL INCOME FUND INC
Entity Central Index Key	0000737800
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 28, 2019
Document Effective Date	Feb. 01, 2019
Prospectus Date	Feb. 01, 2019